Description of the Business	6 Months Ended
Jun. 30, 2021
Disclosure Of Description Of The Business [Abstract]
Description of the business	DESCRIPTION OF THE BUSINESS
ERYTECH Pharma S.A. (“ERYTECH” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. The Company’s most advanced product candidates is being developed for the treatment of pancreatic cancer.
The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million, and on the Nasdaq Global Select Market in November 2017, raising €124.0 million ($144.0 million) on a gross basis before deducting offering expenses.
The Company has incurred losses and negative cash flows from operations since its inception and had shareholders’ equity of €36,362 thousand as of June 30, 2021 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development. The COVID-19 pandemic and the measures decided by the governments of the countries in which the Company operates have resulted in a delay of 3 to 4 months in patient enrollment in the TRYbeCA-1 trial and thus in the interim analysis. The end of recruitment and interim analysis occurred in January 2021 and February 2021, respectively.
Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. The situation on the financial markets and the delay in the TRYbeCA-1 trial due to the COVID-19 pandemic may impair the ability of the Company to raise capital when needed or on attractive terms in the future.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development (in particular the results of the TRYbeCA1 trial expected in the fourth quarter of 2021) ; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.
The accompanying unaudited interim condensed consolidated financial statements and related notes (the “Unaudited Interim Condensed Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.
Major events of the first half of 2021
Business
January 2021:
•The Company announced the first patient enrolled in a Phase 1 investigator sponsored trial (IST), named rESPECT, of eryaspase for the first-line treatment of pancreatic cancer. The rESPECT Phase 1 IST will be conducted by Dr Marcus Noel (Associate Professor of Medicine at Georgetown University, Washington DC, USA). The trial will enroll patients who have received no prior chemotherapy for the treatment of locally advanced or metastatic pancreatic cancer.
February 2021:
•The Company announced that TRYbeCA-1, a Phase 3 clinical trial evaluating eryaspase in second-line pancreatic cancer, will continue without modification following a planned interim superiority analysis conducted by an Independent Data Monitoring Committee (IDMC).
April 2021:
•The Company announced the completion of enrollment of the first treatment cohort and the escalation to the next and potentially final dose level in the rESPECT Phase 1 IST.
•The Company announced the initiation of the process of seeking marketing approval from the U.S. Food and Drug Administration for its lead product candidate eryaspase in patients with acute lymphoblastic leukemia (ALL) who developed hypersensitivity reactions to PEG-asparaginase based on the positive results of the NOPHO-sponsored Phase 2 clinical trial.
Financing
February 2021:
•The Company sold 744,186 shares under the at-the-market (“ATM”) program, for gross proceeds of approximately €6.6 million ($8.0 million).
March 2021:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued a tranche of €3.0 million (60 OCABSA) on March 2, 2021.
April 2021:
•The Company announced a $30.0 million Registered Direct Offering. The Company entered into definitive agreements with several health-care focused institutional and accredited investors for the purchase and sale of 1,034,483 units (“Units”), each Unit consisting of four ordinary shares in the form of American Depositary Shares (each an “ADS”) and three warrants, each to purchase one ordinary share (each a “Warrant”), in a Registered Direct Offering. The subscription price for one Unit is $29.00 (€24.03), corresponding to $7.25 (€6.01) per ADS and associated 0.75 warrant. Each ADS represents the right to receive one ordinary share, €0.10 nominal value, of the Company. The Warrants have an exercise price of €7.50 ($9.05) per share, will be immediately exercisable upon issuance and will expire two years from the issuance date. The closing of the offering occurred on May 4, 2021.
May 2021:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued a tranche of €3.0 million (60 OCABSA) on May 19, 2021.